Group assets and liabilities by business type - Notes (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Analysis of operating segments
Property, plant and equipment	$ 525		$ 584
Additions to property, plant and equipment	24	$ 48
Additions to right-of-use assets	5	$ 6
Premiums receivable	758		1,677
Accruals, deferred income and other creditors	8,017		8,445
Within one year
Analysis of operating segments
Premiums receivable	715		1,640
Accruals, deferred income and other creditors	$ 7,133		$ 6,747